SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2022
Accounting Policies [Abstract]
SCHEDULE OF PLANT AND EQUIPMENT USEFUL LIVES
Production plant	5-10 years
Motor vehicles	10-15 years
Office equipment	5-10 years